MATERIAL PARTLY-OWNED SUBSIDIARIES - Summarized Financial Information of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized statements of comprehensive income
Revenue	$ 433,893	$ 476,659	$ 313,564
Profit/(loss) before tax	7,565	(9,857)	7,725
Income tax (expense)/benefit	(2,808)	1,345	(4,016)
Profit/(loss) for the year	4,757	(8,512)	3,709
Other comprehensive income/(loss)	(10,003)	(13,994)	3,939
Total comprehensive (loss)/income for the year, net of tax	(5,246)	(22,506)	7,648
Profit/(loss) attributable to non-controlling interests	883	(5,870)	4,261
Summarized balance sheets
Current assets	299,525	312,003
Non-current assets	71,494	77,425
Current liabilities	(133,599)	(162,193)
Non-current liabilities	(25,992)	(17,918)
Equity attributable to:
Equity holders of the parent	151,595	147,500
Non-controlling interests	59,833	61,817
Summarized cash flow information
Operating	6,566	(41,612)	16,375
Investing	(2,655)	(6,153)	(20,296)
Financing	9,630	42,412	2,061
Effect of changes in exchange rate on cash	(2,036)	(4,372)	424
Net increase (decrease) in cash and cash equivalents	11,505	(9,725)	(1,436)
CTW consolidated
Summarized statements of comprehensive income
Revenue	171,846	197,786	143,647
Profit/(loss) before tax	2,063	(16,038)	11,793
Income tax (expense)/benefit	(420)	4,223	(2,344)
Profit/(loss) for the year	1,643	(11,815)	9,449
Other comprehensive income/(loss)	(3,696)	(12,699)	(1,406)
Total comprehensive (loss)/income for the year, net of tax	(2,053)	(24,514)	8,043
Profit/(loss) attributable to non-controlling interests	806	(5,815)	4,631
Dividends paid to non-controlling interests	563	2,815	1,228
Summarized balance sheets
Current assets	127,855	141,282
Non-current assets	54,899	59,547
Current liabilities	(45,909)	(68,142)
Non-current liabilities	(16,677)	(8,477)
Total equity	120,168	124,210
Equity attributable to:
Equity holders of the parent	61,202	63,260
Non-controlling interests	58,966	60,950
Summarized cash flow information
Operating	7,657	(37,392)	19,713
Investing	(951)	(2,496)	(10,952)
Financing	(7,726)	42,981	(5,118)
Effect of changes in exchange rate on cash	(1,008)	(3,333)	(87)
Net increase (decrease) in cash and cash equivalents	(2,028)	(240)	3,556
SYE
Summarized statements of comprehensive income
Revenue	0	530	6,291
Profit/(loss) before tax	90	(497)	(1,161)
Income tax (expense)/benefit	0	0	0
Profit/(loss) for the year	90	(497)	(1,161)
Other comprehensive income/(loss)	(56)	17	84
Total comprehensive (loss)/income for the year, net of tax	34	(480)	(1,077)
Profit/(loss) attributable to non-controlling interests	28	(155)	(363)
Dividends paid to non-controlling interests	0	0	0
Summarized balance sheets
Current assets	375	565
Non-current assets	1,058	1,266
Current liabilities	(772)	(1,204)
Non-current liabilities	0	0
Total equity	661	627
Equity attributable to:
Equity holders of the parent	454	431
Non-controlling interests	207	196
Summarized cash flow information
Operating	(265)	318	(1,844)
Investing	230	65	278
Financing	0	(1,226)	(769)
Effect of changes in exchange rate on cash	(36)	16	98
Net increase (decrease) in cash and cash equivalents	$ (71)	$ (827)	$ (2,237)